UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     JLB & Associates, Inc.
          ----------------------------------------------------------------------
Address:  44670 Ann Arbor Road, Suite 190
          ----------------------------------------------------------------------
          Plymouth, Michigan  48170
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James E. Bashaw
          ----------------------------------------------------------------------
Title:    Vice President
          ----------------------------------------------------------------------
Phone:    (734) 454-9191
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ James E. Bashaw                 Plymouth, Michigan                 01/06/00
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 102
                                        -------------------

Form 13F Information Table Value Total: $284,736
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:            ITEM 2:     ITEM 3:     ITEM 4:    ITEM 5:           ITEM 6:        ITEM 7:          ITEM 8:
--------------------  -------------- ---------  ----------  ----------  -------------------- -------- -----------------------
   NAME OF ISSUER     TITLE OF CLASS  CUSIP        FAIR     SHARES OR       INVESTMENT       MANAGERS     VOTING AUTHORITY
                                      NUMBER      MARKET    PRINCIPAL       DISCRETION                ------- ------- -------
                                                   VALUE      AMOUNT    ------ ------ ------            (A)     (B)     (C)
                                                                         (A)    (B)    (C)             SOLE    SHARED   NONE
                                                                                      SHARED
                                                                         SOLE  SHARED OTHER
--------------------  -------------- ---------  ----------  ----------  ------ ------ ------ -------- ------- ------- -------
ABBOTT LABORATORIES        COM       002824100       6,337    174,500      X                           24,000         150,500
ABERCROMBIE & FITCH        COM       002896207         336     12,600      X                                           12,600
AMBAC                      COM       023139108       1,973     37,800      X                                           37,800
AMERICAN EXPRESS           COM       025816109       3,815     22,950      X                                           22,950
AMERICAN INTL GROUP        COM       026874107         228      2,108      X                                            2,108
AMETEK                     COM       031100100       2,522    132,300      X                           11,000         121,300
AMGEN                      COM       031162100      11,090    184,640      X                           54,400         130,240
ANHEUSER BUSCH             COM       035229103       1,744     24,600      X                                           24,600
APPLIED MATERIALS          COM       038222105       5,690     44,915      X                                           44,915
AVON PRODUCTS              COM       054303102       6,254    189,500      X                           29,600         159,900
BANK OF AMERICA            COM       06605F102       2,348     46,788      X                            9,900          36,888
BANK OF NEW YORK CO        COM       064057102         215      5,372      X                                            5,372
BANK ONE                   COM       059438101       1,350     42,182      X                                           42,182
BECTON DICKINSON           COM       075887109       2,376     88,200      X                                           88,200
BED BATH & BEYOND          COM       075896100         528     15,200      X                                           15,200
BRIGGS & STRATTON          COM       109043109         735     13,700      X                                           13,700
BRISTOL-MYERS SQUIBB       COM       110122108       2,044     31,840      X                                           31,840
C B S CORP                 COM       12490K107       2,800     43,798      X                                           43,798
CARDINAL HEALTH            COM       14149Y108         215      4,500      X                            4,500               0
CARNIVAL CORP              COM       143658102         416      8,700      X                                            8,700
CATALINA MARKETING         COM       148867104       4,198     36,264      X                                           36,264
CATERPILLAR INC            COM       149123101       1,602     34,035      X                                           34,035
CHAMPION ENTERPRISES       COM       158496109         769     90,450      X                           22,600          67,850
CHASE MANHATTAN            COM       16161A108         822     10,580      X                            6,600           3,980
CISCO SYSTEMS              COM       751277302      12,173    113,635      X                           25,450          88,185
CITIGROUP                  COM       172967101         428      7,687      X                                            7,687
COCA COLA                  COM       191216100       1,198     20,561      X                                           20,561
COLGATE PALMOLIVE          COM       194162103       1,092     16,800      X                                           16,800
COMAIR HOLDINGS            COM       199789108       5,881    251,588      X                                          251,588
COMPAQ COMPUTER            COM       204493100         557     20,600      X                           10,000          10,600
COMPUTER ASSOCIATES        COM       204912109      10,849    155,119      X                           14,000         141,119
CONSECO                    COM       208464107         291     16,351      X                            9,205           7,146
COSTCO WHSL CORP           COM       22160Q102         484      5,300      X                            5,300               0
CRANE CO                   COM       224399105         499     25,125      X                                           25,125
CUMMINS ENGINE             COM       231021106       1,565     32,400      X                            3,000          29,400
DELL COMPUTER              COM       247025109      12,086    236,972      X                           18,000         218,972
DELPHI AUTOMOTIVE SYSTEM   COM       247126105         349     22,159      X                           10,064          12,095
DELTA AIR LINES            COM       247361108       2,557     51,325      X                                           51,325
DOLLAR TREE STORES         COM       256747106         291      6,000      X                                            6,000
DOVER CORP                 COM       260003108       1,697     37,400      X                                           37,400
DU PONT                    COM       263534109       3,811     57,850      X                            7,600          50,250
EASTMAN KODAK              COM       277461109         921     13,900      X                            2,500          11,400
EATON CORP                 COM       278058102       1,689     23,250      X                            2,800          20,450
EQUIFAX                    COM       294429105       1,596     67,735      X                           14,300          53,435
ETHAN ALLEN INTERIORS      COM       297602104         921     28,735      X                                           28,735
EXXON MOBIL CORPORATION    COM       30231G102         290      3,599      X                                            3,599
F M C CORP                 COM       302491303         834     14,550      X                            8,200           6,350
FANNIE MAE                 COM       313586109       3,184     51,000      X                           11,500          39,500
FIRST UNION                COM       337358105       3,195     97,013      X                           16,500          80,513
FORD MOTOR CO              COM       345370100       2,675     50,177      X                            5,500          44,677
FREDDIE MAC                COM       313400301       1,087     23,100      X                                           23,100
GAP (THE)                  COM       364760108         207      4,500      X                                            4,500
GENERAL MOTORS             COM       370442105       5,749     79,096      X                           14,400          64,696
GOODYEAR TIRE              COM       382550101         254      9,050      X                                            9,050
HEWLETT PACKARD            COM       428236103         282      2,483      X                                            2,483
HONEYWELL INC              COM       438506107       9,052    156,918      X                           17,988         138,930
I B M CORP                 COM       459200101         237      2,200      X                                            2,200
I C N PHARM                COM       448924100       1,971     77,848      X                           20,000          57,848
IMS HEALTH                 COM       449934108       4,133    152,008      X                           24,000         128,008
INTEL CORP                 COM       458140100      11,234    136,480      X                           23,800         112,680
INTERPUBLIC GROUP          COM       460690100       1,806     31,300      X                           10,500          20,800
KIMBERLY-CLARK             COM       494368103       6,231     95,217      X                            9,700          85,517
LEXMARK INTL GROUP         COM       529771107       2,189     24,190      X                            4,000          20,190
LUCENT TECHNOLOGIES        COM       549463107         679      9,048      X                            8,000           1,048
M B N A CORP               COM       55262L100       7,444    273,180      X                           29,412         243,768
M C I WORLD COM            COM       98155K102         673     12,691      X                           11,550           1,141
MATTEL                     COM       577081102       1,291     98,344      X                           14,375          83,969
MAYTAG CORP                COM       578592107       4,574     95,285      X                           22,400          72,885
MEDTRONIC                  COM       585055106         277      7,600      X                            7,600               0
MERCK & CO                 COM       589331107       3,672     54,660      X                                           54,660
MICROSOFT                  COM       594918104       1,592     13,640      X                            7,200           6,440
MILLIPORE                  COM       601073109       1,750     45,300      X                            9,000          36,300
MORGAN J P                 COM       616880BF6         570      4,500      X                            1,400           3,100
NATIONAL CITY CORP         COM       635405103         971     41,000      X                                           41,000
NUCOR                      COM       670346105         606     11,050      X                                           11,050
ORACLE                     COM       68389X105      23,926    213,505      X                                          213,505
P P G INDUSTRIES           COM       693506107       2,321     37,100      X                           13,000          24,100
PATTERSON DENTAL           COM       703412106       2,453     57,554      X                                           57,554
PEPSICO                    COM       713448108         800     22,684      X                           12,800           9,884
PFIZER                     COM       717081103       1,515     46,692      X                           15,000          31,692
PLANTRONICS                COM       727493108       3,267     45,651      X                                           45,651
PROVIDIAN FINANCIAL        COM       74406A102       1,357     14,900      X                                           14,900
RALSTON PURINA             COM       751277302       3,728    133,750      X                                          133,750
RAYMOND JAMES FINL         COM       754730109       2,805    150,592      X                                          150,592
ROWAN COS                  COM       779382100       1,879     86,625      X                                           86,625
S B C COMMUNICATIONS       COM       78387G103         498     10,212      X                                           10,212
SAFEWAY INC                COM       786514208       3,230     90,350      X                           11,100          79,250
SCHERING-PLOUGH            COM       806605101       6,453    152,275      X                                          152,275
SEAGATE TECHNOLOGY         COM       811804103       2,832     60,830      X                           17,356          43,474
SEALED AIR CORP            COM       812115103         539     10,400      X                            3,000           7,400
SHOREWOOD PKG CORP         COM       825229107       3,561    188,040      X                                          188,040
SPRINT                     COM       852061100         256      3,800      X                                            3,800
STAPLES                    COM       855030102         364     17,550      X                           17,550               0
SUPERIOR INDUSTRIES        COM       868168105       3,077    114,745      X                           21,200          93,545
TEXAS INSTRUMENTS          COM       882508104       5,957     61,650      X                           13,600          48,050
TIDEWATER INC              COM       886423102       2,651     73,650      X                           16,000          57,650
U S BANCORP DEL            COM       902973106       3,355    140,885      X                           15,000         125,885
UNION CARBIDE              COM       905581104       1,285     19,250      X                                           19,250
UNITED TECHNOLOGIES        COM       913017109       4,898     75,361      X                            8,600          66,761
WACHOVIA CORP              COM       929771103         404      5,940      X                                            5,940
WARNER LAMBERT             COM       934488107         346      4,225      X                                            4,225
WELLS FARGO                COM       949746101         928     22,950      X                           14,800           8,150
